UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ----------------
Check here if Amendment []; Amendment Number:
                                               -------

This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lyrical Asset Management LP
           ---------------------------
Address:   405 Park Avenue, 6th Floor
           ---------------------------
           New York, NY 10022
           ---------------------------
           ---------------------------

Form 13F File Number: 028-14843
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Moses
        -----------------------
Title:  Chief Operating Officer
        -----------------------
Phone:  212-415-6640
        -----------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey Moses                  New York, NY                       8/14/2012
---------------------------------  --------------------------------   ---------
[Signature]                        [City, State]                      [Date]


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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $      326,381
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AECOM TECHNOLOGY CORP DELAWA COM            00766T100    6,563   398,985 SH       SOLE                  398,985
AERCAP HOLDINGS NV           SHS            N00985106    8,823   782,193 SH       SOLE                  782,193
AETNA INC NEW                COM            00817Y108    6,890   177,704 SH       SOLE                  177,704
AFLAC INC                    COM            001055102    8,719   204,719 SH       SOLE                  204,719
AMERIPRISE FINL INC          COM            03076C106    9,566   183,042 SH       SOLE                  183,042
ASSURANT INC                 COM            04621X108    9,333   267,890 SH       SOLE                  267,890
AVIS BUDGET GROUP            COM            053774105   10,167   668,853 SH       SOLE                  668,853
CELANESE CORP DEL            COM SER A      150870103    8,407   242,830 SH       SOLE                  242,830
COMCAST CORP NEW             CL A           20030N101   12,158   380,286 SH       SOLE                  380,286
CORNING INC                  COM            219350105    6,987   540,397 SH       SOLE                  540,397
COVENTRY HEALTH CARE INC     COM            222862104    7,069   222,378 SH       SOLE                  222,378
CVS CAREMARK CORPORATION     COM            126650100   11,638   249,058 SH       SOLE                  249,058
DELL INC                     COM            24702R101    8,232   658,013 SH       SOLE                  658,013
DIRECTV                      COM CL A       25490A101   10,842   222,075 SH       SOLE                  222,075
EATON CORP                   COM            278058102    8,337   210,366 SH       SOLE                  210,366
EOG RES INC                  COM            26875P101    8,683    96,365 SH       SOLE                   96,365
FLOWSERVE CORP               COM            34354P105   11,312    98,579 SH       SOLE                   98,579
GOODYEAR TIRE & RUBR CO      COM            382550101    8,452   715,692 SH       SOLE                  715,692
JARDEN CORP                  COM            471109108   11,806   280,973 SH       SOLE                  280,973
JOHNSON CTLS INC             COM            478366107    7,503   270,753 SH       SOLE                  270,753
LENDER PROCESSING SVCS INC   COM            52602E102    9,863   390,131 SH       SOLE                  390,131
LEXMARK INTL NEW             CL A           529771107    8,620   324,304 SH       SOLE                  324,304
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071M104   11,260   633,477 SH       SOLE                  633,477
LIZ CLAIBORNE INC            COM            539320101   11,346 1,057,438 SH       SOLE                1,057,438
NEWELL RUBBERMAID INC        COM            651229106   10,724   591,174 SH       SOLE                  591,174
OWENS ILL INC                COM NEW        690768403    7,079   369,284 SH       SOLE                  369,284
PENNEY J C INC               COM            708160106    7,045   302,243 SH       SOLE                  302,243
RAYTHEON CO                  COM NEW        755111507   11,398   201,421 SH       SOLE                  201,421
SUNCOR ENERGY INC NEW        COM            867224107    9,049   312,570 SH       SOLE                  312,570
TE CONNECTIVITY LTD          REG SHS        H84989104    9,436   295,720 SH       SOLE                  295,720
TYCO INTERNATIONAL LTD       SHS            H89128104   11,149   210,960 SH       SOLE                  210,960
WELLPOINT INC                COM            94973V107    6,343    99,428 SH       SOLE                   99,428
WESTERN DIGITAL CORP         COM            958102105    9,112   298,935 SH       SOLE                  298,935
WILLIS GROUP HOLDINGS PUBLIC SHS            G96666105    9,663   264,806 SH       SOLE                  264,806
WYNDHAM WORLDWIDE CORP       COM            98310W108   12,807   242,833 SH       SOLE                  242,833
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